Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ranger Funds Investment Trust
Entity Central Index Key	0001524348
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	RANGER SMALL CAP FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	RFISX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about the Ranger Small Cap Fund – RFISX (the “Fund”) for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.rangerfunds.com/. You can also request this information by contacting us at 1-866-458-4744.

Additional Information Phone Number	1-866-458-4744
Additional Information Website	https://www.rangerfunds.com/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ranger Small Cap Fund	$120.00	1.16%

*Annualized

Expenses Paid, Amount	$ 120.00
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

The Small Cap Fund’s fiscal year faced challenges due to the Federal Reserve’s ongoing monetary tightening and “higher for longer” stance. The Fed Funds rate remained at 5.33%, with the last 25 basis point hike in July 2023. Despite no policy changes, economic releases caused volatile shifts in rate expectations. The Fund returned 7.7% for the fiscal year, underperforming the Russell 2000 Growth index’s 12.8% due to brief periods of low-quality stock leadership.

Rate expectation volatility drove market reactions, swinging between optimism and concern. By the end of Q3 2023, the Fund had a 10.1% year-to-date return, compared to the Russell 2000 Growth index’s 5.2%. Economic resilience and persistent core inflation pushed 10-year Treasury yields to 4.99% in mid-October. Sentiment shifted as the Fed reduced inflation, with core CPI dropping to 3.9% in December 2023 from 5.7% a year earlier. A rally began on October 27th, fueled by the Fed’s December signal of accommodation.

In Q4 2023, the Fund returned 9.2%, underperforming the Russell 2000 Growth index by 3.5%. Low-quality stocks led the late-quarter rally, with non-earning companies and the biotech sector performing strongly. December’s accommodative policy indication for 2024 suggested a potential soft landing, with the Fed hinting at three rate cuts. Q4 2023 GDP grew by 3.4%, marking six consecutive quarters of better-than-expected growth. By Q1 2024, GDP revisions continued to rise, and the Fed projected only one rate cut for the year.

In May, economic data weakened, and the Russell 2000 Growth index fell by 2.9% in Q2 2024. Over 30 central banks cut rates, and the Fed’s stance wavered as unemployment rose. For H1 2024, the Fund returned 1.8%, underperforming the Russell 2000 Growth index’s 4.4%. Quality stocks outperformed, while high-leverage and high-beta stocks also did well. Market capitalization disparities were significant, with the highest quintile returning 46.4% and the lowest quintiles underperforming.

Super Micro Computer (SMCI) was a standout, returning 188% in H1 2024 and significantly impacting the Russell 2000 Growth index. Mega Cap stocks dominated, with the top seven S&P 500 stocks generating 115% of Q2 returns. Micro and small-cap stocks traded at a discount to large caps. In July, as economic conditions supported monetary accommodation, small-cap stocks rallied. The Russell 2000 Growth index returned 8.2%, while the Fund returned 4.8%, led by low-quality stocks.

Short-term underperformance in a concentrated portfolio can create opportunities, especially in a normalized interest rate environment where quality growth stocks may excel.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL RETURNS
	1 Year	5 Years	10 Years	Ending Value
Ranger Small Cap Fund	7.73%	7.06%	9.72%	$ 632,254
Russell 2000® Growth Index	12.80%	7.64%	8.92%	$ 587,360

Net Assets	$ 36,198,191
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 168,319
Investment Company, Portfolio Turnover	35.55%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $36,198,191	PORTFOLIO HOLDINGS: 50	PORTFOLIO TURNOVER: 35.55%	ADVISORY FEES PAID BY FUND: $168,319

Largest Holdings [Text Block]

top ten holdings (% Of Net Assets

1.	LeMaitre Vascular, Inc.	3.99%
2.	Texas Roadhouse, Inc.	3.95%
3.	Permian Resources Corp. Class A	3.82%
4.	Pegasystems, Inc.	3.43%
5.	Medpace Holdings, Inc.	3.42%
6.	Casella Waste Systems, Inc. Class A	2.93%
7.	Guidewire Software, Inc.	2.91%
8.	Repligen Corp.	2.80%
9.	TopBuild Corp.	2.72%
10.	WNS Holdings, Ltd. ADR	2.62%
	Total % of Net Assets	32.57%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the year ended July 31, 2024.
Updated Prospectus Phone Number	1-866-458-4744
Updated Prospectus Web Address	https://www.rangerfunds.com/
INSTITUTIONAL CLASS [Default Label]
Shareholder Report [Line Items]
Fund Name	RANGER MICRO CAP FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	RFIMX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about the Ranger Micro Cap Fund – RFIMX (the “Fund”) for the period August 1, 2023 to July 31, 2024. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.rangerfunds.com/. You can also request this information by contacting us at 1-866-458-4744.

Additional Information Phone Number	1-866-458-4744
Additional Information Website	https://www.rangerfunds.com/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ranger Micro Cap Fund	$144.00	1.43%

*Annualized

Expenses Paid, Amount	$ 144.00
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

The Micro Cap Fund’s fiscal year faced challenges due to the Federal Reserve’s ongoing monetary tightening and “higher for longer” stance. The Fed Funds rate remained at 5.33%, with the last 25 basis point hike in July 2023. Despite no policy changes, economic releases caused volatile shifts in rate expectations. The Fund returned 1.8% for the fiscal year, underperforming the Russell Microcap Growth index’s 11.1% due to brief periods of low-quality stock leadership.

Rate expectation volatility drove market reactions, swinging between optimism and concern. By the end of Q3 2023, the Fund had a 5.3% year-to-date return, compared to the Russell Microcap Growth index’s -5.6%. Economic resilience and persistent core inflation pushed 10-year Treasury yields to 4.99% in mid-October. Sentiment shifted as the Fed reduced inflation, with core CPI dropping to 3.9% in December 2023 from 5.7% a year earlier. A rally began on October 27th, fueled by the Fed’s December signal of accommodation.

In Q4 2023, the Fund underperformed the Russell Microcap Growth index by 12.0%. Low-quality stocks led the late-quarter rally, with non-earning companies and the biotech sector performing strongly. December’s accommodative policy indication for 2024 suggested a potential soft landing, with the Fed hinting at three rate cuts. Q4 2023 GDP grew by 3.4%, marking six consecutive quarters of better-than-expected growth. By Q1 2024, GDP revisions continued to rise, and the Fed projected only one rate cut for the year.

In May, economic data weakened, and the Russell Microcap Growth index fell by 5.6% in Q2 2024. Over 30 central banks cut rates, and the Fed’s stance wavered as unemployment rose. For H1 2024, the Fund returned 7.7%, outperforming the Russell Microcap Growth index’s 0.7%. Quality stocks outperformed, while high-leverage and high-beta stocks also did well. Market capitalization disparities were significant, with the highest quintile returning 13.2% and the lowest quintiles underperforming.

Mega Cap stocks dominated, with the top seven S&P 500 stocks generating 115% of Q2 returns. Micro and small-cap stocks traded at a discount to large caps. In July, as economic conditions supported monetary accommodation, small-cap stocks rallied. The Russell Microcap Growth index returned 10.2%, while the Fund returned 6.7%, led by low-quality stocks.

Short-term underperformance in a concentrated portfolio can create opportunities, especially in a normalized interest rate environment where quality growth stocks may excel. Long-term Fund performance demonstrates the durability of quality growth, particularly during periods of lower speculation.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL RETURNS
	1 Year	5 Years	Since Inception	Ending Value
Ranger Micro Cap Fund	1.84%	13.05%	11.34%	$484,136
Russell Microcap® Growth Index	11.06%	5.45%	1.96%	$281,714

Net Assets	$ 10,771,514
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 15,690
Investment Company, Portfolio Turnover	36.75%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $10,771,514	PORTFOLIO HOLDINGS: 33	PORTFOLIO TURNOVER: 36.75%	ADVISORY FEES PAID BY FUND: $15,690

Largest Holdings [Text Block]

top ten holdings (% of Net Assets)

1.	UFP Technologies, Inc.	6.61%
2.	LeMaitre Vascular, Inc.	6.24%
3.	PDF Solutions, Inc.	4.36%
4.	OneSpaWorld Holdings Ltd.	4.33%
5.	i3 Verticals, Inc. Class A	4.17%
6.	Aris Water Solutions, Inc. Class A	4.15%
7.	iRadimed Corp.	4.00%
8.	ANI Pharmaceuticals, Inc.	3.83%
9.	Mitek Systems, Inc.	3.46%
10.	BioLife Solutions, Inc.	3.33%
	Total % of Net Assets	44.49%

Material Fund Change [Text Block]

How has the fund changed

This is a summary of certain changes to the Fund since April 1, 2024. For more information you may review the Fund’s next prospectus, which we expect to be available by November 28, 2024 at https://www.rangerfunds.com/documents/ or upon request at 1-866-458-4744.

Effective April 1, 2024, the investment advisory fees for the Fund changed from 1.25% to 1.00% per annum of the Fund’s average daily net assets. Additionally, effective April 1, 2024, the expense limitation for the Fund pursuant to the expense limitation agreement changed from 1.50% to 1.25% of the Fund’s average daily net assets until at least November 28, 2024.

Updated Prospectus Phone Number	1-866-458-4744
Updated Prospectus Web Address	https://www.rangerfunds.com/